Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	$ 44	$ 286	$ 35	$ 1,039	$ 1,062	$ 558
Walmart [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues					1,000	500
Software as a Service [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	28			39	62	57
Hardware Sales [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues						$ 1
Professional services [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	$ 51			$ 1,000